Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Expedia Group’s practice has been to schedule Compensation Committee meetings at which equity awards are to be granted well in advance of (and without regard to) the timing of the release of earnings or other material nonpublic information (“MNPI”). The majority of our equity awards are granted on an annual basis, typically in March. New hire and ad hoc awards are generally granted monthly throughout the fiscal year.
Other than a special stock option award to Mr. Kern in 2021, we have not granted stock options to our executive officers since 2018. For this reason, Expedia Group does not currently maintain a policy or practice for the timing of stock option awards in relation to the disclosure of MNPI. However, it is Expedia Group’s practice not to time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
Expedia Group’s practice has been to schedule Compensation Committee meetings at which equity awards are to be granted well in advance of (and without regard to) the timing of the release of earnings or other material nonpublic information (“MNPI”). The majority of our equity awards are granted on an annual basis, typically in March. New hire and ad hoc awards are generally granted monthly throughout the fiscal year.
Other than a special stock option award to Mr. Kern in 2021, we have not granted stock options to our executive officers since 2018. For this reason, Expedia Group does not currently maintain a policy or practice for the timing of stock option awards in relation to the disclosure of MNPI. However, it is Expedia Group’s practice not to time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Other than a special stock option award to Mr. Kern in 2021, we have not granted stock options to our executive officers since 2018. For this reason, Expedia Group does not currently maintain a policy or practice for the timing of stock option awards in relation to the disclosure of MNPI. However, it is Expedia Group’s practice not to time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false